Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$

Accounts receivable	466,965	737,030	118,788
Allowance for doubtful accounts	(1,253)	(335)	(54)

Total	465,712	736,695	118,734

Schedule of Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

Beginning balance	1,161	1,253	202
Additions charged to bad debt expense	251	348	56
Reversal	—	(306)	(49)
Write off	(159)	(960)	(155)

Ending balance	1,253	335	54